OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2020
OTHER EQUITY INSTRUMENTS
OTHER EQUITY INSTRUMENTS

41    OTHER EQUITY INSTRUMENTS

On October 27, 2015, the Company issued  RMB2,000  million  perpetual  medium-term  notes with an initial distribution rate at 5.50% (the “2015 Perpetual Medium-term Notes”). The proceeds from the issuance of the 2015 Perpetual Medium-term Notes were RMB2,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 5.50% per annum  on  the  2015  Perpetual  Medium-term  Notes  have been made annually in arrears from October 29, 2015 and may be deferred at the discretion of the Company. The 2015 Perpetual Medium-term Notes have no fixed maturity date and the Group repaid the principal amounts together with any accrued, unpaid or deferred coupon distribution payments on October 29, 2020 .

On October 31, 2016, Chalco Hong Kong Investment issued USD500 million senior perpetual securities with an initial distribution  rate  at  4.25%  (the  “2016  Senior  Perpetual  Securities”). The proceeds from the issuance of the  2016  Senior  Perpetual  Securities  after  the  issuance costs were USD498 million  (equivalent  to  RMB3,374  million).  The  proceeds  were  on-lent  to the Company and any of its subsidiaries for general corporate use. Coupon payments of 4.25% per annum on the 2016 Senior  Perpetual  Securities  have  been  made  semi-annually  on April 29 and October 29 in arrears from November 7, 2016 and may be deferred at the discretion of the Group. The first coupon payment date was  April 29, 2017. The 2016 Senior Perpetual Securities have no fixed maturity date and are callable only at the Group’s option on or after November 7, 2021 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. After November 7, 2021, the  coupon  distribution  rate  will  be reset to a percentage per annum equal to the sum of (a) the initial spread of 2.931 percent, (b) the U.S. Treasury Rate, and (c) a margin of 5.00 percent per annum. While any coupon distribution payments are unpaid or deferred, the Group, the wholly-owned  subsidiaries  of Chalco Hong Kong as guarantors, and the Issuer cannot declare or pay dividends or make distributions or similar discretionary payments in respect of, or repurchase, redeem or otherwise acquire any securities of lower or equal rank.

On October 19, 2018, the Company issued  RMB2,000  million  perpetual  medium-term  notes with an initial distribution rate at 5.10% (the “2018 Perpetual Medium-term Notes”). The proceeds from the issuance of the 2018 Perpetual Medium-term Notes were RMB2,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 5.10% per annum  on  the  2018  Perpetual  Medium-term  Notes  have been made annually in arrears from October 19, 2018 and may be deferred at the discretion of the Company. The 2018 Perpetual Medium-term Notes have no fixed maturity date and are callable only at the Group’s option on October 23, 2021 or any coupon distribution date after October 23, 2021 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon  distribution  rate  will  be  reset  to  a  percentage per annum equal to the sum of (a) the initial spread of 2.61 percent, (b) the China Treasury Rate, and (c) a margin  of  maximum  500  Bps every five years after October 23, 2021.  While any coupon distribution payments are  unpaid  or  deferred,  the  Company  cannot  declare  or pay dividends to shareholders or decrease the share capital, or make material fixed asset investments.

On November 19, 2019, the Company issued RMB1,500  million  perpetual  medium-term notes with an initial  distribution  rate  at  4.20%  (the  “2019  Perpetual  Medium-term  Notes”). The proceeds from the issuance of the 2019 Perpetual Medium-term Notes  were  RMB1,499 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 4.20% per annum on the 2019 Perpetual Medium-term Notes have been made annually in arrears from November 19, 2019 and may be deferred at the discretion of the Company. The 2019 Perpetual Medium-term Notes have no fixed maturity date  and  are callable only at the Group’s option on November 20, 2022 or any coupon distribution date after November 20, 2022 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon  distribution  rate  will  be  reset  to  a  percentage per annum equal to the sum of (a) the initial spread of 1.31 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 Bps every five years after November 20, 2022. While any coupon distribution payments are  unpaid  or  deferred,  the  Company  cannot  declare  or pay dividends to shareholders or decrease the share capital, or make material fixed asset investments.

On December 2, 2020, the Company issued RMB1,000  million  perpetual  medium-term notes with an initial  distribution  rate  at  4.45%  (the  “2020  Perpetual  Medium-term  Notes”). The proceeds from the issuance of the 2020 Perpetual Medium-term Notes  were  RMB1,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 4.45% per annum on the 2020 Perpetual Medium-term Notes have been made annually in arrears from December 2, 2020 and may be deferred at the discretion of the Company. The 2020 Perpetual Medium-term Notes have no fixed maturity date  and  are callable only at the Group’s option on December 3, 2022 or any coupon distribution date after December 3, 2022 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon  distribution  rate  will  be  reset  to  a  percentage per annum equal to the sum of (a) the initial spread of 1.42 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 Bps every two years after December 3, 2022. While any coupon distribution payments are  unpaid  or  deferred,  the  Company  cannot  declare  or pay dividends to shareholders or decrease the share capital, or make material fixed asset investments.

According to the terms and conditions of the 2016 Senior Perpetual Securities, the 2018 Perpetual Medium-term Notes, the 2019 Perpetual Medium-term Notes and the 2020 Perpetual Medium-term Notes, the Group has no contractual obligations to repay their principal or to pay any coupon distributions. Thus in the opinion of the directors of the Company, they do not meet the definition of financial liabilities according to IAS 32 Financial Instruments: Presentation, and are classified as equity and subsequent distributions declared will be treated as distributions to equity owners.